Note 13 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents, at Carrying Value	$ 17,550	$ 13,391	$ 15,546	$ 22,786